PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

	2015
	Cost	Accumulated Amortization	Net Book Value

Computer hardware	$38,713	$35,361	$3,352
Computer software	1,950	1,723	227
Office furniture	11,828	4,288	7,540
Equipment	49,662	31,838	17,824
	$102,153	$73,210	$28,943

	2014
	Cost	Accumulated Amortization	Net Book Value

Computer hardware	$38,713	$33,888	$4,825
Computer software	1,950	1,447	503
Office furniture	21,012	17,073	3,939
Equipment	42,590	28,400	14,190
	$104,265	$80,808	$23,457